Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	December 31, 2022	December 31, 2023	December 31, 2023
	S$’000	S$’000	US$’000

Computer	81	81	61
Office	1	1	1
Operating lease right-of-use assets	-	96	73

Total	82	178	135
Less: accumulated depreciation	(58)	(117)	(89)

Net book value	24	61	46